UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2022

WESTERN ASSET

TOTAL RETURN

UNCONSTRAINED FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize long-term total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Total Return Unconstrained Fund for the six-month reporting period ended November 30, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 30, 2022

II	Western Asset Total Return Unconstrained Fund

Performance review

For the six months ended November 30, 2022, Class I shares of Western Asset Total Return Unconstrained Fund returned -4.68%. The Fund’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Indexi and the ICE BofA 3-Month U.S. Treasury Bill Indexii, returned -4.06% and 0.97%, respectively, for the same period. The Lipper Absolute Return Bond Funds Category Averageiii returned -2.23% over the same time frame.

Performance Snapshot as of November 30, 2022 (unaudited)
(excluding sales charges)	6 months
Western Asset Total Return Unconstrained Fund:
Class A	-4.90%
Class C	-5.25%
Class FI	-4.91%
Class R	-5.00%
Class I	-4.68%
Class IS	-4.68%
Bloomberg U.S. Aggregate Index	-4.06%
ICE BofA 3-Month U.S. Treasury Bill Index	0.97%
Lipper Absolute Return Bond Funds Category Average	-2.23%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended November 30, 2022 for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 4.89%, 4.37%, 4.96%, 4.79%, 5.38% and 5.48%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class C and Class IS shares would have been 4.32% and 5.43%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated September 30, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.08%, 1.77%, 1.05%, 1.30%, 0.74% and 0.65%, respectively.

Western Asset Total Return Unconstrained Fund	III

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 1.07% for Class A shares, 1.80% for Class C shares, 1.10% for Class FI shares, 1.35% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 30, 2022

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High yield securities, commonly known as “junk bonds,” include greater price volatility, illiquidity and possibility of default. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The use of leverage may increase volatility and possibility of loss. Potential active and frequent trading may result in higher transaction costs and increased investor liability. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks.

IV	Western Asset Total Return Unconstrained Fund

Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage-and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ii

The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index that comprises a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month.

iii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended November 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 105 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Total Return Unconstrained Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2022 and May 31, 2022 and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

*	Prior year percentages have been restated to reflect current classifications.

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2022 and held for the six months ended November 30, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-4.90%	$1,000.00	$951.00	1.07%	$5.23	Class A	5.00%	$1,000.00	$1,019.70	1.07%	$5.42
Class C	-5.25	1,000.00	947.50	1.80	8.79	Class C	5.00	1,000.00	1,016.04	1.80	9.10
Class FI	-4.91	1,000.00	950.90	1.07	5.23	Class FI	5.00	1,000.00	1,019.70	1.07	5.42
Class R	-5.00	1,000.00	950.00	1.35	6.60	Class R	5.00	1,000.00	1,018.30	1.35	6.83
Class I	-4.68	1,000.00	953.20	0.75	3.67	Class I	5.00	1,000.00	1,021.31	0.75	3.80
Class IS	-4.68	1,000.00	953.20	0.65	3.18	Class IS	5.00	1,000.00	1,021.81	0.65	3.29

2	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

[1]	For the six months ended November 30, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

November 30, 2022

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 39.1%
Communication Services — 4.5%
Diversified Telecommunication Services — 0.6%
Altice France SA, Senior Secured Notes	5.500%	10/15/29	310,000		$248,974	(a)
AT&T Inc., Senior Notes	1.700%	3/25/26	710,000		640,320
AT&T Inc., Senior Notes	2.250%	2/1/32	1,670,000		1,324,849
AT&T Inc., Senior Notes	2.550%	12/1/33	120,000		94,385
NTT Finance Corp., Senior Notes	4.372%	7/27/27	580,000		572,515	(a)
Total Diversified Telecommunication Services					2,881,043
Entertainment — 0.6%
Netflix Inc., Senior Notes	3.875%	11/15/29	840,000	EUR	838,738	(b)
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	800,000		729,455	(a)
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	950,000		761,620	(a)
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	300,000		232,802	(a)
Total Entertainment					2,562,615
Media — 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	60,000		55,256	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	2,060,000		1,738,104	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	1,080,000		878,472	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	200,000		167,499	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	550,000		454,476
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	2,560,000		1,997,350	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	270,000		265,900
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	710,000		608,369
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	40,000		27,155
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	180,000		135,311

See Notes to Financial Statements.

4	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	820,000	$658,373
Comcast Corp., Senior Notes	2.800%	1/15/51	90,000	58,935
Comcast Corp., Senior Notes	2.887%	11/1/51	290,000	193,918
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	380,000	326,943	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	320,000	260,136	(a)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	10,000	9,598
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	500,000	512,008
Walt Disney Co., Senior Notes	8.450%	8/1/34	350,000	439,689
Total Media				8,787,492
Wireless Telecommunication Services — 1.4%
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	1,590,000	1,149,745	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	680,000	519,042	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	1,240,000	785,614	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	80,000	95,758
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	120,000	110,018
T-Mobile USA Inc., Senior Notes	5.375%	4/15/27	570,000	567,228
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	360,000	307,171
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	120,000	106,242
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	2,330,000	1,949,498
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	1,310,000	1,143,042
Total Wireless Telecommunication Services				6,733,358
Total Communication Services				20,964,508
Consumer Discretionary — 2.6%
Automobiles — 1.4%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,290,000	1,021,628
Ford Motor Co., Senior Notes	6.100%	8/19/32	210,000	201,761
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	200,000	192,257
Ford Motor Credit Co. LLC, Senior Notes	2.300%	2/10/25	660,000	606,283
Ford Motor Credit Co. LLC, Senior Notes	4.271%	1/9/27	246,000	228,084
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	1,860,000	1,699,175
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	200,000	167,303
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	220,000	205,379
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	340,000	279,244
General Motors Co., Senior Notes	6.600%	4/1/36	30,000	30,367

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Automobiles — continued
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	600,000	$597,934
General Motors Financial Co. Inc., Senior Notes	3.800%	4/7/25	510,000	493,183
General Motors Financial Co. Inc., Senior Notes	3.100%	1/12/32	120,000	96,375
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	790,000	732,505	(a)
Total Automobiles				6,551,478
Hotels, Restaurants & Leisure — 0.9%
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	20,000	19,623
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	140,000	135,895
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	860,000	822,250
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	110,000	101,655
Sands China Ltd., Senior Notes	5.625%	8/8/25	1,650,000	1,598,520
Sands China Ltd., Senior Notes	2.800%	3/8/27	500,000	417,915
Sands China Ltd., Senior Notes	5.900%	8/8/28	590,000	550,957
Sands China Ltd., Senior Notes	3.350%	3/8/29	330,000	269,572
Sands China Ltd., Senior Notes	3.750%	8/8/31	200,000	160,380
Total Hotels, Restaurants & Leisure				4,076,767
Household Durables — 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	350,000	345,079
Lennar Corp., Senior Notes	4.750%	5/30/25	110,000	107,893
Lennar Corp., Senior Notes	5.000%	6/15/27	40,000	39,264
Total Household Durables				492,236
Internet & Direct Marketing Retail — 0.2%
Prosus NV, Senior Notes	3.061%	7/13/31	1,600,000	1,195,756	(a)
Total Consumer Discretionary				12,316,237
Consumer Staples — 0.9%
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	1,490,000	1,446,690
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	60,000	54,607
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	100,000	102,576
Total Beverages				1,603,873

See Notes to Financial Statements.

6	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Food & Staples Retailing — 0.0%††
CVS Pass-Through Trust, Senior Secured Trust	5.298%	1/11/27	8,930	$8,857	(a)
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	38,321	38,475
Total Food & Staples Retailing				47,332
Food Products — 0.0%††
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	130,000	123,229
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	20,000	22,053
Total Food Products				145,282
Tobacco — 0.5%
Altria Group Inc., Senior Notes	4.400%	2/14/26	870,000	855,657
Altria Group Inc., Senior Notes	3.875%	9/16/46	180,000	122,957
Altria Group Inc., Senior Notes	5.950%	2/14/49	50,000	44,484
Altria Group Inc., Senior Notes	6.200%	2/14/59	428,000	403,039
BAT Capital Corp., Senior Notes	2.789%	9/6/24	260,000	248,720
BAT Capital Corp., Senior Notes	4.540%	8/15/47	1,100,000	799,452
Total Tobacco				2,474,309
Total Consumer Staples				4,270,796
Energy — 8.5%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	4.850%	11/15/35	320,000	300,514
Oil, Gas & Consumable Fuels — 8.5%
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	530,000	439,096	(a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	280,000	258,875
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	620,000	542,860
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	460,000	374,902
Continental Resources Inc., Senior Notes	2.268%	11/15/26	460,000	398,337	(a)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	1,100,000	1,032,127	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	820,000	774,237	(a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	230,000	219,263	(a)
Devon Energy Corp., Senior Notes	8.250%	8/1/23	1,370,000	1,392,744
Devon Energy Corp., Senior Notes	5.850%	12/15/25	160,000	163,780
Devon Energy Corp., Senior Notes	5.250%	10/15/27	26,000	26,104
Devon Energy Corp., Senior Notes	5.875%	6/15/28	26,000	26,023
Devon Energy Corp., Senior Notes	4.500%	1/15/30	304,000	285,538
Devon Energy Corp., Senior Notes	5.600%	7/15/41	780,000	755,552
Devon Energy Corp., Senior Notes	4.750%	5/15/42	220,000	192,037
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	190,000	178,203
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	280,000	249,502

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Ecopetrol SA, Senior Notes	5.375%	6/26/26	570,000	$533,064
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,180,000	814,200
Energy Transfer LP, Junior Subordinated Notes (6.250% to 2/15/23 then 3 mo. USD LIBOR + 4.028%)	6.250%	2/15/23	5,230,000	4,452,346	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	80,000	69,054	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	30,000	26,219	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	310,000	261,175	(c)(d)
Energy Transfer LP, Senior Notes	4.950%	6/15/28	90,000	87,165
Energy Transfer LP, Senior Notes	5.250%	4/15/29	130,000	126,649
Energy Transfer LP, Senior Notes	3.750%	5/15/30	410,000	363,847
Energy Transfer LP, Senior Notes	5.300%	4/1/44	60,000	51,497
Energy Transfer LP, Senior Notes	5.400%	10/1/47	10,000	8,648
Energy Transfer LP, Senior Notes	6.250%	4/15/49	920,000	872,854
Energy Transfer LP, Senior Notes	5.000%	5/15/50	230,000	189,922
Enterprise Products Operating LLC, Senior Notes	3.750%	2/15/25	720,000	704,196
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	500,000	554,232
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	520,000	386,193
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	130,000	98,485	(d)
EOG Resources Inc., Senior Notes	4.950%	4/15/50	200,000	196,808
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	30,000	27,834
EQT Corp., Senior Notes	6.125%	2/1/25	260,000	261,099
EQT Corp., Senior Notes	5.678%	10/1/25	450,000	449,307
EQT Corp., Senior Notes	3.900%	10/1/27	2,250,000	2,085,529
EQT Corp., Senior Notes	5.000%	1/15/29	250,000	238,649
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	1,010,000	937,795	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	530,000	426,642	(a)

See Notes to Financial Statements.

8	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	890,000	$1,020,285
MPLX LP, Senior Notes	4.875%	6/1/25	430,000	424,528
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	1,980,000	1,886,337	(a)
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	1,530,000	1,653,963
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	670,000	523,826
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	70,000	64,422	(a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	690,000	571,937
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,920,000	1,601,923	(a)
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	120,000	112,969
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	320,000	280,133
Targa Resources Corp., Senior Notes	5.200%	7/1/27	860,000	849,315
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	210,000	211,413
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	30,000	30,859
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	930,000	806,898
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	250,000	203,750	(a)
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	280,000	268,744
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	290,000	269,480
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	479,000	443,889
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	3,400,000	3,034,415
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	750,000	617,621
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	710,000	587,063
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	460,000	375,809
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	680,000	643,587
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	520,000	460,686

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	130,000		$126,982
YPF SA, Senior Secured Notes, Step bond (4.000% to 2/12/23 then 9.000%)	4.000%	2/12/26	1,382,450		1,284,884	(a)
Total Oil, Gas & Consumable Fuels					39,888,307
Total Energy					40,188,821
Financials — 12.7%
Banks — 7.2%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,000,000		927,567	(d)
Bank of America Corp., Senior Notes (2.551% to 2/4/27 then SOFR + 1.050%)	2.551%	2/4/28	1,310,000		1,172,786	(d)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	1,970,000		1,611,936	(d)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	1,170,000		1,141,361	(d)
Bank of America Corp., Senior Notes (4.827% to 7/22/25 then SOFR + 1.750%)	4.827%	7/22/26	950,000		937,980	(d)
Bank of Nova Scotia, Senior Notes	3.450%	4/11/25	1,390,000		1,345,919
BNP Paribas SA, Senior Notes (2.871% to 4/19/31 then SOFR + 1.387%)	2.871%	4/19/32	1,580,000		1,249,017	(a)(d)
Citigroup Inc., Senior Notes	4.650%	7/30/45	788,000		700,771
Citigroup Inc., Senior Notes (3.070% to 2/24/27 then SOFR + 1.280%)	3.070%	2/24/28	470,000		427,374	(d)
Citigroup Inc., Senior Notes (3.290% to 3/17/25 then SOFR + 1.528%)	3.290%	3/17/26	1,060,000		1,008,032	(d)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	540,000		471,907	(d)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	980,000		995,394
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	2,200,000	EUR	2,139,615	(b)(c)(d)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	450,000		415,208	(a)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,250,000		1,274,256	(a)(c)(d)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	1,290,000		1,242,445	(a)(d)

See Notes to Financial Statements.

10	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant
Maturity Rate + 1.750%)	4.298%	4/1/28	1,190,000		$1,089,890	(a)(d)
ING Groep NV, Senior Notes (4.017% to 3/28/27 then SOFR + 1.830%)	4.017%	3/28/28	600,000		560,353	(d)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	530,000		528,467	(a)
JPMorgan Chase & Co., Senior Notes (2.947% to 2/24/27 then SOFR + 1.170%)	2.947%	2/24/28	790,000		719,259	(d)
JPMorgan Chase & Co., Senior Notes (4.080% to 4/26/25 then SOFR + 1.320%)	4.080%	4/26/26	1,120,000		1,092,153	(d)
JPMorgan Chase & Co., Senior Notes (4.851% to 7/25/27 then SOFR + 1.990%)	4.851%	7/25/28	1,790,000		1,753,830	(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (4.947% to 6/27/25 then EUR 5 year Swap Rate + 5.290%)	4.947%	6/27/25	1,312,000	EUR	1,315,571	(b)(c)(d)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	670,000		654,104
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	460,000		442,751	(d)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	260,000		245,958	(d)
Royal Bank of Canada, Senior Notes	3.375%	4/14/25	1,680,000		1,627,733
Toronto-Dominion Bank, Senior Notes	4.693%	9/15/27	980,000		970,319
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	1,670,000		1,598,926
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	140,000		119,865	(d)
Wells Fargo & Co., Senior Notes (3.908% to 4/25/25 then SOFR + 1.320%)	3.908%	4/25/26	2,150,000		2,083,894	(d)
Wells Fargo & Co., Senior Notes (4.808% to 7/25/27 then SOFR + 1.980%)	4.808%	7/25/28	870,000		850,334	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	1,030,000		969,233	(d)
Total Banks					33,684,208
Capital Markets — 3.8%
Credit Suisse AG, Senior Notes	3.700%	2/21/25	360,000		327,968
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	1,680,000		1,436,568	(a)(c)(d)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Capital Markets — continued
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	2,590,000		$1,766,877	(a)(d)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	1,400,000		1,302,918	(d)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,040,000		993,318
Intercontinental Exchange Inc., Senior Notes	4.000%	9/15/27	1,760,000		1,726,991
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	1,060,000		1,020,048
Morgan Stanley, Senior Notes (2.475% to 1/21/27 then SOFR + 1.000%)	2.475%	1/21/28	1,260,000		1,120,293	(d)
Morgan Stanley, Senior Notes (3.620% to 4/17/24 then SOFR + 1.160%)	3.620%	4/17/25	1,330,000		1,296,695	(d)
Morgan Stanley, Senior Notes (4.679% to 7/17/25 then SOFR + 1.669%)	4.679%	7/17/26	1,690,000		1,671,411	(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	5,040,000		4,977,000	(a)(c)(d)
Total Capital Markets					17,640,087
Consumer Finance — 0.5%
American Express Co., Senior Notes	3.950%	8/1/25	2,610,000		2,557,426
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/15/27	1,580,000		1,479,575
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	640,000		510,510
Indian Railway Finance Corp. Ltd., Senior Secured Notes	7.270%	6/15/27	100,000,000	INR	1,224,773
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	270,000		268,684	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,150,000		1,133,532	(a)
Vanguard Group Inc.	3.050%	8/22/50	1,000,000		660,951	(e)(f)
Total Diversified Financial Services					5,278,025
Insurance — 0.1%
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	630,000		594,147
Total Financials					59,753,893
Health Care — 3.6%
Biotechnology — 0.0%††
AbbVie Inc., Senior Notes	3.200%	11/21/29	90,000		82,256
AbbVie Inc., Senior Notes	4.875%	11/14/48	60,000		56,494
Total Biotechnology					138,750

See Notes to Financial Statements.

12	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — 2.4%
Cigna Corp., Senior Notes	3.400%	3/1/27	1,900,000	$1,795,995
Cigna Corp., Senior Notes	4.375%	10/15/28	10,000	9,756
Cigna Corp., Senior Notes	4.900%	12/15/48	60,000	55,504
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,620,000	1,374,718
CommonSpirit Health, Senior Secured Notes	3.817%	10/1/49	600,000	444,405
CVS Health Corp., Senior Notes	1.300%	8/21/27	2,140,000	1,836,197
CVS Health Corp., Senior Notes	1.875%	2/28/31	90,000	71,781
CVS Health Corp., Senior Notes	5.050%	3/25/48	60,000	55,794
Dignity Health, Secured Notes	5.267%	11/1/64	860,000	731,671
Elevance Health Inc., Senior Notes	4.100%	5/15/32	1,090,000	1,028,030
Hackensack Meridian Health Inc., Senior Secured Notes	4.211%	7/1/48	1,060,000	903,802
HCA Inc., Senior Notes	5.625%	9/1/28	20,000	19,997
HCA Inc., Senior Notes	3.500%	9/1/30	380,000	327,267
Humana Inc., Senior Notes	2.150%	2/3/32	110,000	86,839
Humana Inc., Senior Notes	8.150%	6/15/38	480,000	570,554
Humana Inc., Senior Notes	4.625%	12/1/42	180,000	159,418
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	980,000	950,811
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	70,000	58,587
Willis-Knighton Medical Center, Secured Notes	4.813%	9/1/48	710,000	625,197
Total Health Care Providers & Services				11,106,323
Pharmaceuticals — 1.2%
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	2,170,000	2,167,036
Teva Pharmaceutical Finance Netherlands BV, Senior Notes	2.800%	7/21/23	1,200,000	1,171,710
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,830,000	1,594,150
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	730,000	656,270
Total Pharmaceuticals				5,589,166
Total Health Care				16,834,239
Industrials — 2.7%
Aerospace & Defense — 0.6%
Boeing Co., Senior Notes	2.700%	2/1/27	560,000	506,246
Boeing Co., Senior Notes	3.250%	2/1/35	570,000	432,931
Boeing Co., Senior Notes	3.550%	3/1/38	150,000	111,252
Boeing Co., Senior Notes	5.705%	5/1/40	670,000	639,420

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Aerospace & Defense — continued
Boeing Co., Senior Notes	5.805%	5/1/50	590,000	$557,605
Boeing Co., Senior Notes	5.930%	5/1/60	540,000	502,321
Total Aerospace & Defense				2,749,775
Airlines — 1.5%
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,810,000	1,845,804	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	970,000	945,398	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	360,000	341,492	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	475,000	473,216	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	390,000	394,834	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	260,000	242,327	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	2,910,000	2,593,572	(a)
Total Airlines				6,836,643
Building Products — 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	30,000	24,369	(a)
Commercial Services & Supplies — 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	660,000	556,050	(a)
California Institute of Technology, Senior Notes	3.650%	9/1/2119	870,000	573,785
Total Commercial Services & Supplies				1,129,835
Road & Rail — 0.0%††
XPO Logistics Inc., Senior Notes	6.250%	5/1/25	28,000	28,409	(a)
Trading Companies & Distributors — 0.4%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	2,280,000	1,974,241	(a)
Total Industrials				12,743,272
Information Technology — 0.9%
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.875%	1/15/27	940,000	890,406
TSMC Global Ltd., Senior Notes	4.375%	7/22/27	1,030,000	1,018,167	(a)
Total Semiconductors & Semiconductor Equipment				1,908,573

See Notes to Financial Statements.

14	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Software — 0.5%
Workday Inc., Senior Notes	3.500%	4/1/27	1,200,000	$1,135,085
Workday Inc., Senior Notes	3.800%	4/1/32	1,170,000	1,046,467
Total Software				2,181,552
Total Information Technology				4,090,125
Materials — 2.2%
Chemicals — 0.8%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	1,440,000	1,335,899	(b)
Celanese US Holdings LLC, Senior Notes	5.900%	7/5/24	780,000	775,504
OCP SA, Senior Notes	5.625%	4/25/24	1,550,000	1,556,781	(a)
Total Chemicals				3,668,184
Containers & Packaging — 0.1%
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	250,000	200,341	(a)
Metals & Mining — 1.3%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	940,000	910,968	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	290,000	272,152	(a)
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	200,000	182,948
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,450,000	1,301,846
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	1,260,000	1,240,167	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	1,110,000	1,057,293	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,220,000	1,262,324
Total Metals & Mining				6,227,698
Total Materials				10,096,223
Utilities — 0.5%
Electric Utilities — 0.5%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	130,000	106,357	(a)
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	6/8/25	1,240,000	1,218,041
Pacific Gas and Electric Co., First Mortgage Bonds	3.000%	6/15/28	580,000	500,016
Trans-Allegheny Interstate Line Co., Senior Notes	3.850%	6/1/25	730,000	706,271	(a)
Total Utilities				2,530,685
Total Corporate Bonds & Notes (Cost — $199,903,427)				183,788,799
Collateralized Mortgage Obligations (g) — 14.0%
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	3.563%	9/29/36	6,854,944	5,579,127	(a)(d)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (g) — continued
BANK, 2018-BN15 B	4.811%	11/15/61	1,050,000	$954,446	(d)
Bear Stearns Mortgage Funding Trust, 2007- AR1 1A1 (1 mo. USD LIBOR + 0.160%)	4.204%	1/25/37	1,099,806	921,093	(d)
BIG Commercial Mortgage Trust, 2022-BIG F (1 mo. Term SOFR + 5.436%)	9.230%	2/15/39	1,950,000	1,810,728	(a)(d)
BX Commercial Mortgage Trust, 2021-VOLT G (1 mo. USD LIBOR + 2.850%)	6.725%	9/15/36	850,000	780,115	(a)(d)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. USD LIBOR + 3.890%)	7.765%	10/15/38	991,585	912,358	(a)(d)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	9.363%	5/15/37	3,000,000	2,867,969	(a)(d)
BX Trust, 2021-ARIA G (1 mo. USD LIBOR + 3.142%)	7.017%	10/15/36	1,030,000	897,042	(a)(d)
BX Trust, 2021-SDMF F (1 mo. USD LIBOR + 1.937%)	5.812%	9/15/34	860,000	795,888	(a)(d)
CFK Trust, 2020-MF2 E	3.573%	3/15/39	1,440,000	1,163,763	(a)(d)
CHL Mortgage Pass-Through Trust, 2001- HYB1 1A1	3.248%	6/19/31	3,675	3,512	(d)
CHL Mortgage Pass-Through Trust, 2003-60 1A1	2.168%	2/25/34	30,865	29,077	(d)
Citigroup Mortgage Loan Trust Inc., 2005-9 1A1 (1 mo. USD LIBOR + 0.260%)	4.304%	11/25/35	92,368	75,850	(d)
Countrywide Alternative Loan Trust, 2005- 28CB 2A3	5.750%	8/25/35	817,813	572,840
Countrywide Alternative Loan Trust, 2005- 52CB 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.100%)	1.056%	11/25/35	3,395,135	243,379	(d)
Countrywide Alternative Loan Trust, 2005-76 3A1 (1 mo. USD LIBOR + 0.520%)	4.564%	1/25/46	65,298	55,770	(d)
Countrywide Alternative Loan Trust, 2006- 4CB 1A4, IO (-1.000 x 1 mo. USD LIBOR + 5.300%)	1.256%	4/25/36	5,760,191	469,362	(d)
Countrywide Alternative Loan Trust, 2006- 8T1 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	1.456%	4/25/36	3,402,883	383,461	(d)
Countrywide Alternative Loan Trust, 2006- 21CB A6, IO (-1.000 x 1 mo. USD LIBOR + 5.600%)	1.556%	7/25/36	1,547,534	174,081	(d)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	4,400,000	2,330,751	(a)
CSMC Trust, 2015-2R 7A1	3.097%	8/27/36	118,850	118,481	(a)(d)

See Notes to Financial Statements.

16	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (g) — continued
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.350%)	11.225%	7/15/32	3,659,000	$3,305,438	(a)(d)
CSMC Trust, 2019-RIO A (1 mo. USD LIBOR + 3.024%)	6.899%	12/15/22	3,650,769	3,649,307	(a)(d)
CSMC Trust, 2021-RPL1 A2	3.937%	9/27/60	870,000	816,993	(a)
CSMC Trust, 2022-7R 1A1	5.038%	10/25/66	1,092,803	1,095,478	(a)
DBJPM Mortgage Trust, 2016-C3 A5	2.890%	8/10/49	440,000	401,152
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	4.494%	6/25/34	2,940	2,645	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	6.316%	1/25/50	2,310,000	2,205,868	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 B1 (30 Day Average SOFR + 3.500%)	7.021%	10/25/33	1,210,000	1,075,993	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	1,157,073	1,118,178	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	2,120,000	1,735,948	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2013-DN1 M2 (1 mo. USD LIBOR + 7.150%)	11.166%	7/25/23	312,781	320,903	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	6.921%	8/25/33	520,000	468,678	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	5.821%	8/25/33	460,000	445,064	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	8.116%	7/25/39	1,770,390	1,733,206	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2019-R07 1B1 (1 mo. USD LIBOR + 3.400%)	7.416%	10/25/39	1,300,000	1,244,360	(a)(d)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (g) — continued
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (1 mo. USD LIBOR + 3.250%)	7.266%	1/25/40	1,790,000	$1,645,436	(a)(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	28,419	30,679
First Horizon Alternative Mortgage Securities Trust, 2005-AA12 1A1	3.864%	2/25/36	34,807	26,481	(d)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	29,426	28,877	(a)(d)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	2,542,356	25	(d)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.128%	2/16/53	1,426,486	4,910	(d)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.146%	2/16/48	221,773	1,412	(d)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.629%	9/16/55	938,420	24,513	(d)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.148%	1/16/55	32,760,198	169,003	(d)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.633%	10/16/58	2,916,356	105,168	(d)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.606%	7/16/58	526,300	15,523	(d)
GreenPoint Mortgage Funding Trust, 2006- AR3 3A1 (1 mo. USD LIBOR + 0.460%)	4.504%	4/25/36	8,926	10,115	(d)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	4.119%	11/19/46	75,257	52,417	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.724%	2/15/51	76,756	68,881	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.508%)	12.383%	6/15/35	10,150,000	10,160	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. USD LIBOR + 4.250%)	8.125%	12/15/36	2,079,000	1,090,704	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. USD LIBOR + 6.750%)	10.625%	12/15/36	2,173,000	1,051,788	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNNZ M	8.542%	1/16/37	264,876	227,475	(a)

See Notes to Financial Statements.

18	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (g) — continued
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-HTL5 F (1 mo. USD LIBOR + 4.265%)	8.141%	11/15/38	2,140,000	$1,922,959	(a)(d)
Legacy Mortgage Asset Trust, 2021-GS2 A2, Step bond (3.500% to 4/25/24, 6.500% to 4/25/25 then 7.500%)	3.500%	4/25/61	1,200,000	1,010,531	(a)
Med Trust, 2021-MDLN E (1 mo. USD LIBOR + 3.150%)	7.026%	11/15/38	1,530,000	1,417,365	(a)(d)
Merrill Lynch Mortgage Investors Trust, 2004-A3 4A3	3.068%	5/25/34	32,653	28,837	(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	351,214	92,190	(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	452,901	118,881	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	9,825	9,674	(d)
Morgan Stanley Capital I Trust, 2021-L7 XA, IO	1.215%	10/15/54	6,390,189	387,212	(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	2,862,000	2,512,638	(a)(d)
New Residential Mortgage Loan Trust, 2019-2A A1	4.250%	12/25/57	1,228,054	1,166,750	(a)(d)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2006-AF2 4A	3.782%	8/25/36	66,173	39,228	(d)
PRKCM Trust, 2022-AFC1 A1A	4.100%	4/25/57	664,662	617,756	(a)(d)
Residential Asset Securitization Trust, 2005- A15 2A11, IO (-1.000 x 1 mo. USD LIBOR + 5.550%)	1.506%	2/25/36	8,163,783	973,033	(d)
SMR Mortgage Trust, 2022-IND F (1 mo. Term SOFR + 6.000%)	9.794%	2/15/39	665,567	613,600	(a)(d)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.400%)	8.276%	11/15/27	7,530,000	15,098	(a)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-4 3A2	3.946%	4/25/34	38,921	38,371	(d)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.480%)	7.327%	11/11/34	1,603,959	1,503,053	(a)(d)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	1,840,000	1,239,521	(a)(d)
TTAN, 2021-MHC A (1 mo. USD LIBOR + 0.850%)	4.726%	3/15/38	1,649,641	1,594,164	(a)(d)
Verus Securitization Trust, 2022-6 A3	4.910%	6/25/67	1,492,333	1,388,740	(a)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Collateralized Mortgage Obligations (g) — continued
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A1A (1 mo. USD LIBOR + 0.720%)	4.736%	11/25/34	1,529,743		$1,393,053	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	2.689%	2/25/46	1,320,786		1,143,885	(d)
Waterfall Commercial Mortgage Trust, 2015- SBC5 A	4.104%	9/14/22	136,831		134,528	(a)(d)
Wells Fargo Commercial Mortgage Trust, 2022-ONL F	5.092%	12/15/39	1,190,000		920,450	(a)(d)
Total Collateralized Mortgage Obligations (Cost — $93,293,099)					65,603,388
U.S. Government & Agency Obligations — 13.9%
U.S. Government Obligations — 13.9%
U.S. Treasury Bonds	1.125%	8/15/40	8,800,000		5,594,359
U.S. Treasury Bonds	2.250%	5/15/41	3,720,000		2,860,695
U.S. Treasury Bonds	2.000%	11/15/41	1,270,000		925,661
U.S. Treasury Bonds	3.625%	8/15/43	570,000		537,648
U.S. Treasury Bonds	3.750%	11/15/43	7,350,000		7,058,153	(h)
U.S. Treasury Bonds	2.875%	8/15/45	7,660,000		6,312,768
U.S. Treasury Bonds	2.750%	8/15/47	6,390,000		5,131,719
U.S. Treasury Bonds	1.625%	11/15/50	5,570,000		3,442,848
U.S. Treasury Bonds	2.375%	5/15/51	7,270,000		5,409,760
U.S. Treasury Bonds	1.875%	11/15/51	11,910,000		7,835,943
U.S. Treasury Bonds	2.875%	5/15/52	8,460,000		7,035,019
U.S. Treasury Bonds	3.000%	8/15/52	7,510,000		6,432,784
U.S. Treasury Notes	3.125%	8/31/29	3,340,000		3,213,315
U.S. Treasury Notes	4.000%	10/31/29	3,420,000		3,472,369
U.S. Treasury Notes	2.750%	8/15/32	200,000		185,281
Total U.S. Government & Agency Obligations (Cost — $81,180,886)					65,448,322
Sovereign Bonds — 13.6%
Argentina — 0.5%
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	44,960,000	ARS	77,911	(e)
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	143,435		36,695
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	1,998,100		517,454

See Notes to Financial Statements.

20	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Argentina — continued
Argentine Republic Government International Bond, Senior Notes, Step bond (3.500% to 7/9/29 then 4.875%)	3.500%	7/9/41	1,460,000		$398,691
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23 then 6.375%)	5.250%	9/1/37	3,510,882		1,182,711	(a)
Total Argentina					2,213,462
Brazil — 1.7%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	38,342,000	BRL	6,785,962
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	6,665,000	BRL	1,097,125
Total Brazil					7,883,087
China — 0.4%
China Government Bond	3.290%	5/23/29	14,980,000	CNY	2,170,336
Colombia — 0.0%††
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	370,000		245,525
Ghana — 0.2%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	1,380,000		968,760	(a)
India — 2.3%
India Government Bond	7.350%	6/22/24	370,000,000	INR	4,566,482
India Government Bond	7.590%	1/11/26	220,000,000	INR	2,740,711
India Government Bond, Senior Notes	5.220%	6/15/25	100,000,000	INR	1,178,991
India Government Bond, Senior Notes	5.790%	5/11/30	200,000,000	INR	2,252,856
Total India					10,739,040
Indonesia — 2.0%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	490,000		464,240
Indonesia Treasury Bond	7.000%	5/15/27	8,027,000,000	IDR	518,414
Indonesia Treasury Bond	8.250%	5/15/29	39,614,000,000	IDR	2,697,549
Indonesia Treasury Bond	7.125%	6/15/42	88,000,000,000	IDR	5,607,214
Total Indonesia					9,287,417
Kenya — 0.2%
Republic of Kenya Government International Bond, Senior Notes	7.000%	5/22/27	1,230,000		1,112,166	(a)
Mexico — 4.8%
Mexican Bonos, Bonds	7.500%	6/3/27	115,450,000	MXN	5,571,851
Mexican Bonos, Bonds	8.000%	11/7/47	98,030,000	MXN	4,465,433

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Mexico — continued
Mexican Bonos, Senior Notes	8.500%	5/31/29	48,370,000	MXN	$2,406,198
Mexican Bonos, Senior Notes	7.750%	11/13/42	225,611,900	MXN	10,011,242
Total Mexico					22,454,724
Russia — 1.5%
Russian Federal Bond — OFZ	6.000%	10/6/27	180,300,000	RUB	1,270,446	*(i)
Russian Federal Bond — OFZ	7.050%	1/19/28	506,371,000	RUB	3,568,038	*(i)
Russian Federal Bond — OFZ	6.900%	5/23/29	173,973,000	RUB	1,225,865	*(i)
Russian Foreign Bond — Eurobond, Senior Notes	4.875%	9/16/23	1,400,000		1,027,600	*(a)(i)
Total Russia					7,091,949
Total Sovereign Bonds (Cost — $81,289,923)					64,166,466
Mortgage-Backed Securities — 10.3%
FHLMC — 0.5%
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	5/1/51	2,175,047		1,800,128	(j)
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	10/1/51-4/1/52	793,910		685,304	(j)
Total FHLMC					2,485,432
FNMA — 6.9%
Federal National Mortgage Association (FNMA)	2.000%	5/1/51-11/1/51	1,689,825		1,398,479	(j)
Federal National Mortgage Association (FNMA)	3.000%	1/1/52-12/15/52	5,800,000		5,138,534	(k)
Federal National Mortgage Association (FNMA)	3.500%	1/1/52	4,400,000		4,031,156	(k)
Federal National Mortgage Association (FNMA)	2.500%	2/1/52	571,208		491,778	(j)
Federal National Mortgage Association (FNMA)	4.000%	2/1/52-1/15/53	3,300,000		3,122,894	(k)
Federal National Mortgage Association (FNMA)	5.000%	2/1/52	3,500,000		3,482,910	(k)
Federal National Mortgage Association (FNMA)	5.500%	2/1/52	3,400,000		3,436,340	(k)
Federal National Mortgage Association (FNMA)	6.000%	2/1/52	3,400,000		3,471,035	(k)
Federal National Mortgage Association (FNMA)	2.000%	12/1/52	2,100,000		1,730,613	(k)
Federal National Mortgage Association (FNMA)	2.500%	12/15/52	4,900,000		4,193,711	(k)

See Notes to Financial Statements.

22	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	4.500%	1/15/53	2,200,000	$2,142,078	(k)
Federal National Mortgage Association (FNMA)	4.500%	8/1/58	40,217	39,585
Total FNMA				32,679,113
GNMA — 2.9%
Government National Mortgage Association (GNMA)	3.000%	10/15/42-11/15/42	252,630	234,743
Government National Mortgage Association (GNMA)	4.000%	3/15/50	32,428	31,086
Government National Mortgage Association (GNMA)	3.500%	5/15/50	43,391	40,952
Government National Mortgage Association (GNMA)	4.000%	2/1/52	400,000	382,281	(k)
Government National Mortgage Association (GNMA) II	4.500%	4/20/41-3/20/50	160,038	159,415
Government National Mortgage Association (GNMA) II	3.500%	10/20/49-2/20/50	98,353	93,933
Government National Mortgage Association (GNMA) II	3.000%	1/20/50	254,106	231,294
Government National Mortgage Association (GNMA) II	4.000%	1/20/50-4/20/50	533,706	524,942
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	484,159	422,206
Government National Mortgage Association (GNMA) II	2.500%	3/20/51-4/20/51	1,587,366	1,404,174	(j)
Government National Mortgage Association (GNMA) II	3.000%	1/1/52-12/15/52	1,000,000	903,856	(k)
Government National Mortgage Association (GNMA) II	3.500%	1/1/52	900,000	836,297	(k)
Government National Mortgage Association (GNMA) II	5.000%	2/1/52	900,000	899,156	(k)
Government National Mortgage Association (GNMA) II	5.500%	2/1/52	3,400,000	3,436,871	(k)
Government National Mortgage Association (GNMA) II	4.500%	1/20/53	400,000	391,922	(k)
Government National Mortgage Association (GNMA) II	6.000%	2/15/53	3,400,000	3,462,402	(k)
Total GNMA				13,455,530
Total Mortgage-Backed Securities (Cost — $47,768,639)				48,620,075

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — 9.9%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	5.571%	7/1/39	450,000	$427,961	(d)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. USD LIBOR + 1.035%)	5.079%	7/25/32	29,396	28,920	(d)
Apex Credit CLO Ltd., 2019-2A D (3 mo. USD LIBOR + 4.050%)	8.408%	10/25/32	1,000,000	910,055	(a)(d)
Barings CLO Ltd., 2018-2A B (3 mo. USD LIBOR + 1.900%)	5.979%	4/15/30	2,480,000	2,351,620	(a)(d)
Barings CLO Ltd., 2018-3A D (3 mo. USD LIBOR + 2.900%)	7.143%	7/20/29	1,270,000	1,176,281	(a)(d)
Bristol Park CLO Ltd., 2016-1A DR (3 mo. USD LIBOR + 2.950%)	7.029%	4/15/29	1,420,000	1,302,513	(a)(d)
BRSP Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.150%)	5.089%	8/19/38	1,600,000	1,550,685	(a)(d)
Cook Park CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 2.600%)	6.679%	4/17/30	840,000	726,389	(a)(d)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	9.479%	4/17/30	250,000	200,462	(a)(d)
Countrywide Home Equity Loan Trust, 2007-A A (1 mo. USD LIBOR + 0.120%)	3.995%	4/15/37	698,225	647,165	(d)
Dividend Solar Loans LLC, 2018-1 C	5.140%	7/20/38	2,636,764	2,370,213	(a)
Foundation Finance Trust, 2017-1A C	5.400%	7/15/33	2,600,000	2,504,488	(a)
Fremont Home Loan Trust, 2006-B 2A2 (1 mo. USD LIBOR + 0.200%)	4.244%	8/25/36	323,592	111,396	(d)
Goldentree Loan Management CLO Ltd., 2018-3A C (3 mo. USD LIBOR + 1.900%)	6.143%	4/20/30	2,170,000	2,052,473	(a)(d)
GoldenTree Loan Opportunities Ltd., 2014-9A CR2 (3 mo. USD LIBOR + 2.100%)	6.515%	10/29/29	2,270,000	2,168,381	(a)(d)
GoldenTree Loan Opportunities Ltd., 2014-9A DR2 (3 mo. USD LIBOR + 3.000%)	7.415%	10/29/29	1,550,000	1,462,336	(a)(d)
Golub Capital Partners CLO Ltd., 2019-45A C (3 mo. USD LIBOR + 3.800%)	8.043%	10/20/31	950,000	883,827	(a)(d)
GoodLeap Sustainable Home Solutions Trust, 2022-1GS C	3.500%	1/20/49	1,577,237	1,016,368	(a)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	9.029%	4/15/31	1,000,000	828,397	(a)(d)
Greywolf CLO Ltd., 2019-1A CR (3 mo. Term SOFR + 3.910%)	7.774%	4/17/34	1,840,000	1,638,247	(a)(d)
Halsey Point CLO Ltd., 2019-1A F (3 mo. USD LIBOR + 8.200%)	12.443%	1/20/33	860,000	698,883	(a)(d)

See Notes to Financial Statements.

24	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
HPS Loan Management Ltd., 10A-16 CR (3 mo. USD LIBOR + 3.150%)	7.393%	4/20/34	1,520,000	$1,409,754	(a)(d)
LCM Ltd., 37A D (3 mo. Term SOFR + 3.650%)	7.514%	4/15/34	940,000	858,407	(a)(d)
Lehman XS Trust, 2006-16N A4B (1 mo. USD LIBOR + 0.480%)	4.524%	11/25/46	9,038	9,105	(d)
Lehman XS Trust, 2006-GP3 2A2 (1 mo. USD LIBOR + 0.440%)	4.484%	6/25/46	10,952	21,091	(d)
Marathon CLO Ltd., 2019-2A BA (3 mo. USD LIBOR + 3.300%)	7.543%	1/20/33	1,410,000	1,328,969	(a)(d)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	4.304%	6/25/46	77,841	73,678	(a)(d)
Mercury Financial Credit Card Master Trust, 2021-1A B	2.330%	3/20/26	2,000,000	1,847,159	(a)
Midocean Credit CLO, 2017-7A D (3 mo. USD LIBOR + 3.880%)	7.959%	7/15/29	1,000,000	846,253	(a)(d)
Mosaic Solar Loan Trust, 2021-1A D	3.710%	12/20/46	518,633	440,642	(a)
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. USD LIBOR + 0.290%)	4.306%	1/25/33	795,348	744,955	(d)
Oaktree CLO Ltd., 2019-1A D (3 mo. USD LIBOR + 3.800%)	8.125%	4/22/30	1,000,000	860,200	(a)(d)
OZLM Ltd., 2018-18A D (3 mo. USD LIBOR + 2.850%)	6.929%	4/15/31	800,000	720,264	(a)(d)
Palmer Square Loan Funding Ltd., 2022-3A C (3 mo. Term SOFR + 5.400%)	9.405%	4/15/31	580,000	577,887	(a)(d)
Saranac CLO Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	6.852%	6/22/30	2,000,000	1,810,249	(a)(d)
Sierra Timeshare Receivables Funding LLC, 2021-2A A	1.350%	9/20/38	330,719	305,158	(a)
Stewart Park CLO Ltd., 2015-1A CR (3 mo. USD LIBOR + 1.800%)	5.879%	1/15/30	1,130,000	1,051,175	(a)(d)
TSTAT Ltd., 2022-2A C (3 mo. Term SOFR + 4.800%)	9.313%	1/20/31	820,000	820,000	(a)(d)
UCFC Manufactured Housing Contract, 1997-3 M	7.115%	1/15/29	914,806	832,726
Venture CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	9.819%	4/15/27	1,000,000	815,499	(a)(d)
Voya CLO Ltd., 2019-3A CR (3 mo. USD LIBOR + 2.150%)	6.229%	10/17/32	3,000,000	2,829,816	(a)(d)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Whitehorse Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	7.729%	10/15/31	2,260,000	$2,095,117	(a)(d)
Z Capital Credit Partners CLO Ltd., 2021-1A D (3 mo. USD LIBOR + 4.200%)	8.279%	7/15/33	1,450,000	1,321,896	(a)(d)
Total Asset-Backed Securities (Cost — $50,909,673)				46,677,060
Municipal Bonds — 0.9%
California — 0.1%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	360,000	385,531	(a)
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series N	3.706%	5/15/2120	190,000	122,649
Total California				508,180
Illinois — 0.7%
State of Illinois, GO	5.100%	6/1/33	3,100,000	2,991,678
Michigan — 0.1%
Detroit, MI, GO, Financial Recovery, Series B-1, Step bond (4.000% to 4/1/34 then 6.000%)	4.000%	4/1/44	790,000	581,644
Total Municipal Bonds (Cost — $4,256,679)				4,081,502

	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.3%
Exchange-Traded Purchased Options — 0.3%
3-Month SOFR Futures, Call @ $95.63	12/16/22	643	1,607,500	4,019
3-Month SOFR Futures, Call @ $95.25	6/16/23	595	1,487,500	368,156
90-Day Eurodollar Futures, Call @ $96.00	12/19/22	509	1,272,500	3,181
90-Day Eurodollar Futures, Call @ $97.00	12/19/22	1	2,500	6
90-Day Eurodollar Futures, Call @ $98.63	12/19/22	962	2,405,000	6,013
SOFR 1-Year Mid-Curve Futures, Call @ $95.50	12/16/22	255	637,500	124,313
SOFR 1-Year Mid-Curve Futures, Call @ $95.63	12/16/22	391	977,500	129,519
SOFR 1-Year Mid-Curve Futures, Call @ $95.75	12/16/22	638	1,595,000	135,575
SOFR 1-Year Mid-Curve Futures, Call @ $96.50	12/16/22	298	745,000	3,725

See Notes to Financial Statements.

26	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security		Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
SOFR 1-Year Mid-Curve Futures, Put @ $95.63		1/13/23	187	467,500	$40,906
U.S. Treasury 5-Year Notes Futures, Call @ $108.75		12/2/22	237	237,000	49,992
U.S. Treasury 5-Year Notes Futures, Call @ $109.00		12/2/22	474	474,000	59,250
U.S. Treasury 10-Year Notes Futures, Call @ $110.00		12/23/22	76	76,000	271,938
U.S. Treasury 10-Year Notes Futures, Call @ $113.00		12/23/22	22	22,000	26,469
U.S. Treasury 10-Year Notes Futures, Call @ $113.50		12/23/22	253	253,000	233,234
Total Exchange-Traded Purchased Options (Cost — $2,381,660)					1,456,296

	Counterparty
OTC Purchased Options — 0.0%††
Credit default swaption to sell protection on Markit CDX.NA.HY.39 Index, Call @ 101.00 bps (Cost — $43,680)	JPMorgan Chase & Co.	1/18/23	4,800,000	4,800,000	66,934
Total Purchased Options (Cost — $2,425,340)					1,523,230

		Rate	Maturity Date	Face Amount†
Senior Loans — 0.3%
Consumer Discretionary — 0.2%
Diversified Consumer Services — 0.2%
WW International Inc., Initial Term Loan (1 mo. USD LIBOR + 3.500%)		7.580%	4/13/28	1,207,000	755,884	(d)(l)(m)
Information Technology — 0.1%
IT Services — 0.1%
Redstone Holdco 2 LP, Second Lien Initial Term Loan (3 mo. USD LIBOR + 7.750%)		12.108%	4/27/29	1,500,000	682,185	(d)(l)(m)
Software — 0.0%††
Magenta Buyer LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.750%)		9.170%	7/27/28	64,880	58,635	(d)(l)(m)
Total Information Technology					740,820
Total Senior Loans (Cost — $2,748,495)					1,496,704

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security		Shares	Value
Investments in Underlying Funds — 0.1%
VanEck J.P. Morgan EM Local Currency Bond ETF (Cost — $497,296)		16,200	$392,688
Total Investments before Short-Term Investments (Cost — $564,273,457)			481,798,234

Rate
Short-Term Investments — 3.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $16,993,040)	3.749%	16,993,040	16,993,040	(n)(o)
Total Investments — 106.0% (Cost — $581,266,497)			498,791,274
Liabilities in Excess of Other Assets — (6.0)%			(28,261,577)
Total Net Assets — 100.0%			$470,529,697

See Notes to Financial Statements.

28	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(i)	The coupon payment on this security is currently in default as of November 30, 2022.

(j)	Securities traded on a when-issued or delayed delivery basis.

(k)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2022, the Fund held TBA securities with a total cost of $40,038,932.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	Rate shown is one-day yield as of the end of the reporting period.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2022, the total market value of investments in Affiliated Companies was $16,993,040 and the cost was $16,993,040 (Note 8).

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Total Return Unconstrained Fund

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso

bps	— basis point spread (100 basis points = 1.00%)

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

CLO	— Collateralized Loan Obligation

CMT	— Constant Maturity Treasury

CNY	— Chinese Yuan Renminbi

ETF	— Exchange-Traded Fund

EUR	— Euro

GO	— General Obligation

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

INR	— Indian Rupee

IO	— Interest Only

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

REMIC	— Real Estate Mortgage Investment Conduit

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

At November 30, 2022, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/16/22	$95.75	643	$1,607,500	$(4,019)
3-Month SOFR Futures, Call	6/16/23	97.25	677	1,692,500	(46,544)
3-Month SOFR Futures, Call	9/15/23	98.25	836	2,090,000	(52,250)
3-Month SOFR Futures, Call	12/15/23	96.50	531	1,327,500	(335,194)
3-Month SOFR Futures, Call	12/15/23	96.63	547	1,367,500	(307,687)
3-Month SOFR Futures, Call	12/15/23	96.88	391	977,500	(173,506)
90-Day Eurodollar Futures, Call	12/19/22	96.50	158	395,000	(987)
90-Day Eurodollar Futures, Call	12/19/22	97.50	1,019	2,547,500	(6,369)
90-Day Eurodollar Futures, Call	12/19/22	98.00	1,019	2,547,500	(6,369)
90-Day Eurodollar Futures, Call	12/19/22	98.13	386	965,000	(2,412)
90-Day Eurodollar Futures, Call	12/19/22	98.38	576	1,440,000	(3,600)
90-Day Eurodollar Futures, Call	12/19/22	98.88	1,758	4,395,000	(10,987)
90-Day Eurodollar Futures, Call	6/19/23	97.13	370	925,000	(25,437)
90-Day Eurodollar Futures, Call	6/19/23	97.50	360	900,000	(18,000)
SOFR 1-Year Mid-Curve Futures, Call	6/16/23	96.88	595	1,487,500	(401,625)

See Notes to Financial Statements.

30	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 5-Year Notes Futures, Call	12/2/22	$108.25	237	$237,000	$(114,797)
U.S. Treasury 5-Year Notes Futures, Call	12/23/22	108.75	482	482,000	(267,360)
U.S. Treasury 5-Year Notes Futures, Call	1/27/23	109.50	501	501,000	(277,899)
U.S. Treasury 5-Year Notes Futures, Put	12/23/22	106.25	501	501,000	(35,227)
U.S. Treasury 10-Year Notes Futures, Call	12/23/22	111.50	208	208,000	(471,250)
U.S. Treasury 10-Year Notes Futures, Call	12/23/22	112.00	193	193,000	(361,875)
U.S. Treasury 10-Year Notes Futures, Call	1/27/23	115.00	239	239,000	(182,984)
U.S. Treasury 10-Year Notes Futures, Put	1/27/23	109.00	129	129,000	(26,203)
U.S. Treasury Long-Term Bonds Futures, Put	12/23/22	118.00	62	62,000	(4,844)
Total Exchange-Traded Written Options (Premiums received — $5,930,351)					$(3,137,425)

OTC Written Options
	Counterparty
Credit default swaption to buy protection on Markit CDX.NA.HY.39 Index, Call	JPMorgan Chase & Co.	1/18/23	103.00	bps	7,200,000	$7,200,000	‡	$(32,603)
Credit default swaption to sell protection on Markit CDX.NA.HY.39 Index, Put	JPMorgan Chase & Co.	1/18/23	95.00	bps	4,800,000	4,800,000	‡	(9,752)
Total OTC Written Options (Premiums received — $45,600)								$(42,355)
Total Written Options (Premiums received — $5,975,951)								$(3,179,780)

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

SOFR	— Secured Overnight Financing Rate

At November 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	243	12/23	$58,484,535	$57,870,450	$(614,085)
3-Month SOFR	4	9/23	965,508	950,850	(14,658)
3-Month SOFR	304	3/25	73,597,851	73,590,800	(7,051)
90-Day Eurodollar	1,998	12/22	486,860,415	475,036,988	(11,823,427)
90-Day Eurodollar	154	3/23	36,884,043	36,513,400	(370,643)
Australian 10-Year Bonds	116	12/22	9,475,258	9,500,131	24,873

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Total Return Unconstrained Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
Euro-Bobl	30	12/22	$3,826,750	$3,747,096	$(79,654)
U.S. Treasury 2-Year Notes	664	3/23	136,198,962	136,358,626	159,664
U.S. Treasury 5-Year Notes	839	3/23	90,878,006	91,090,490	212,484
U.S. Treasury Long-Term Bonds	359	3/23	45,216,576	45,593,000	376,424
United Kingdom Long Gilt Bonds	37	3/23	4,701,067	4,681,950	(19,117)
					(12,155,190)
Contracts to Sell:
3-Month SOFR	208	3/24	49,958,305	49,701,600	256,705
90-Day Eurodollar	367	3/25	89,799,725	88,680,962	1,118,763
Euro-Bund	144	12/22	21,542,280	21,110,361	431,919
Euro-Schatz	163	12/22	18,308,342	18,111,789	196,553
Japanese 10-Year Bonds	15	12/22	16,121,428	16,154,682	(33,254)
U.S. Treasury 10-Year Notes	343	3/23	38,740,893	38,930,500	(189,607)
U.S. Treasury Ultra 10-Year Notes	449	3/23	53,205,411	53,725,656	(520,245)
U.S. Treasury Ultra Long-Term Bonds	13	3/23	1,798,852	1,771,656	27,196
					1,288,030
Net unrealized depreciation on open futures contracts					$(10,867,160)

Abbreviation(s) used in this table:

Bobl	— Bundesobligation

SOFR	— Secured Overnight Financing Rate

At November 30, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	19,078,805	MXN	388,711,577	Bank of America N.A.	1/18/23	$(895,675)
USD	213,555	JPY	31,400,000	Citibank N.A.	1/18/23	(15,339)
GBP	1,710,493	USD	1,968,478	Goldman Sachs Group Inc.	1/18/23	96,614
JPY	44,000,000	USD	300,557	Goldman Sachs Group Inc.	1/18/23	20,186
JPY	44,800,000	USD	307,703	Goldman Sachs Group Inc.	1/18/23	18,872
JPY	58,300,000	USD	393,503	Goldman Sachs Group Inc.	1/18/23	31,481

See Notes to Financial Statements.

32	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	172,500,000	USD	1,206,251	Goldman Sachs Group Inc.	1/18/23	$51,206
USD	258,882	JPY	37,000,000	Goldman Sachs Group Inc.	1/18/23	(10,834)
USD	544,801	JPY	75,000,000	Goldman Sachs Group Inc.	1/18/23	(1,920)
USD	836,108	JPY	119,517,015	Goldman Sachs Group Inc.	1/18/23	(35,125)
USD	1,377,606	JPY	196,893,000	Goldman Sachs Group Inc.	1/18/23	(57,667)
BRL	2,497,969	USD	467,259	JPMorgan Chase & Co.	1/18/23	9,624
CNH	44,068,048	USD	6,190,028	JPMorgan Chase & Co.	1/18/23	88,757
EUR	1,002,826	NOK	10,509,027	JPMorgan Chase & Co.	1/18/23	(21,275)
EUR	8,009,780	USD	8,313,479	JPMorgan Chase & Co.	1/18/23	55,178
JPY	35,000,000	USD	241,629	JPMorgan Chase & Co.	1/18/23	13,508
JPY	1,744,372,238	USD	12,182,859	JPMorgan Chase & Co.	1/18/23	532,935
MXN	16,000,000	USD	815,127	JPMorgan Chase & Co.	1/18/23	7,055
NZD	2,952,058	USD	1,676,586	JPMorgan Chase & Co.	1/18/23	184,962
USD	771,112	CNH	5,479,831	JPMorgan Chase & Co.	1/18/23	(9,650)
USD	194,819	CNY	1,380,000	JPMorgan Chase & Co.	1/18/23	856
USD	934,610	CNY	6,660,966	JPMorgan Chase & Co.	1/18/23	(1,609)
USD	1,719,947	CNY	12,240,000	JPMorgan Chase & Co.	1/18/23	(423)
USD	8,587,563	CNY	60,830,000	JPMorgan Chase & Co.	1/18/23	37,717
USD	992,261	IDR	15,165,711,352	JPMorgan Chase & Co.	1/18/23	28,865
USD	1,677,690	IDR	25,593,160,000	JPMorgan Chase & Co.	1/18/23	51,895
USD	2,354,250	MXN	46,355,142	JPMorgan Chase & Co.	1/18/23	(27,773)
AUD	1,911,495	USD	1,204,840	Morgan Stanley & Co. Inc.	1/18/23	95,329
AUD	6,458,625	USD	4,172,272	Morgan Stanley & Co. Inc.	1/18/23	220,784
CAD	8,876,294	USD	6,500,065	Morgan Stanley & Co. Inc.	1/18/23	103,878
EUR	2,912,790	USD	2,926,597	Morgan Stanley & Co. Inc.	1/18/23	116,701
NOK	51,538,608	USD	4,817,278	Morgan Stanley & Co. Inc.	1/18/23	425,496
USD	465,952	CAD	638,620	Morgan Stanley & Co. Inc.	1/18/23	(9,180)
USD	839,983	CAD	1,156,800	Morgan Stanley & Co. Inc.	1/18/23	(20,673)
USD	1,222,653	CAD	1,678,470	Morgan Stanley & Co. Inc.	1/18/23	(26,125)
USD	721,147	CNH	5,180,000	Morgan Stanley & Co. Inc.	1/18/23	(16,896)
USD	594,678	EUR	570,000	Morgan Stanley & Co. Inc.	1/18/23	(861)
USD	7,959,887	INR	656,551,393	Morgan Stanley & Co. Inc.	1/18/23	(82,299)
Total						$958,575

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Total Return Unconstrained Fund

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	— Mexican Peso

NOK	— Norwegian Krone

NZD	— New Zealand Dollar

USD	— United States Dollar

At November 30, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
146,317,000	7/11/24	Daily SOFR Compound annually	1.323% annually	$(4,418,166)	$(2,992,419)
160,183,000	8/10/25	Daily SOFR Compound annually	2.725% annually	(591,373)	(2,627,454)
7,817,000	3/4/27	Daily SOFR Compound annually	1.550% annually	(10,752)	(637,216)
33,010,000	3/16/27	Daily SOFR Compound annually	2.980% annually	(255,957)	93,707
25,026,000	7/11/27	Daily SOFR Compound annually	1.600% annually	—	(2,132,269)
4,524,000	8/15/28	1.130% annually	Daily SOFR Compound annually	21,770	530,191
8,260,000	8/15/28	1.220% annually	Daily SOFR Compound annually	(3,973)	973,817

See Notes to Financial Statements.

34	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6,807,000		2/15/29	2.850% annually	Daily SOFR Compound annually	$5,534	$233,538
28,287,000		4/30/29	3.270% annually	Daily SOFR Compound annually	(497,770)	820,207
412,170,000	MXN	7/18/29	28-Day MXN TIIE — Banxico every 28 days	7.450% every 28 days	157,654	(1,403,604)
5,055,000		1/18/32	CPURNSA**	2.640%**	(2,895)	(186,110)
3,948,000		3/18/32	2.000% annually	Daily SOFR Compound annually	32,001	401,131
20,322,000		5/15/32	3.220% annually	Daily SOFR Compound annually	(79,437)	319,665
13,295,000		7/11/32	1.800% annually	Daily SOFR Compound annually	—	1,705,309
35,629,000		8/10/33	2.480% annually	Daily SOFR Compound annually	451,499	1,843,406
1,916,000		2/15/47	1.520% annually	Daily SOFR Compound annually	9,300	534,632
2,608,760,000	JPY	4/19/47	0.785% semi-annually	6-Month JPY LIBOR semi-annually	2,140	1,775,788
19,008,000		5/15/47	1.630% annually	Daily SOFR Compound annually	1,068,578	3,998,232
15,086,000		2/15/48	2.600% annually	Daily SOFR Compound annually	1,036,981	512,786
2,502,000		2/15/48	3.050% annually	Daily SOFR Compound annually	77,128	(15,185)
5,087,000		7/11/52	1.780% annually	Daily SOFR Compound annually	—	1,270,365
Total					$(2,997,738)	$5,018,517

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

November 30, 2022

Western Asset Total Return Unconstrained Fund

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]*		Termination Date	Implied Credit Spread at November 30, 2022[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
BNP Paribas SA (Volkswagen International Finance NV, 0.875%, due 1/16/23)	7,380,000	EUR	12/20/24	0.847%	1.000% quarterly	$23,523	$37,546	$(14,023)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]*		Termination Date	Implied Credit Spread at November 30, 2022[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
BNP Paribas SA (Mercedes-Benz Group AG, 1.400%, due 1/12/24)	7,380,000	EUR	12/20/24	0.458%	1.000% quarterly	$(83,720)	$(73,725)	$(9,995)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.39 Index	$7,109,000	12/20/27	1.000% quarterly	$77,490	$(14,603)	$92,093

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.39 Index	$28,629,600	12/20/27	5.000% quarterly	$(537,055)	$1,091,026	$(1,628,081)
Markit CDX.NA.IG.38 Index	36,918,000	6/20/32	1.000% quarterly	190,423	211,984	(21,561)
Total	$65,547,600			$(346,632)	$1,303,010	$(1,649,642)

See Notes to Financial Statements.

36	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index

EUR	— Euro

JPY	— Japanese Yen

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

SOFR	— Secured Overnight Financing Rate

TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	37

Statement of assets and liabilities (unaudited)

November 30, 2022

Assets:
Investments in unaffiliated securities, at value (Cost — $564,273,457)	$481,798,234
Investments in affiliated securities, at value (Cost — $16,993,040)	16,993,040
Foreign currency, at value (Cost — $5,411,174)	5,239,793
Cash	968,624
Receivable for securities sold	24,432,438
Deposits with brokers for centrally cleared swap contracts	6,398,950
Interest receivable	5,273,006
Deposits with brokers for open futures contracts and exchange-traded options	4,254,062
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $2,458,858)	2,585,312
Unrealized appreciation on forward foreign currency contracts	2,191,899
Receivable from brokers — net variation margin on open futures contracts	565,072
Deposits with brokers for OTC derivatives	150,000
Receivable for Fund shares sold	122,622
Receivable from brokers — net variation margin on centrally cleared swap contracts	62,351
Dividends receivable from affiliated investments	51,733
Foreign currency collateral for centrally cleared swap contracts, at value (Cost — $47,504)	47,899
OTC swaps, at value (premiums paid — $37,546)	23,523
Receivable for open OTC swap contracts	14,731
Prepaid expenses	44,715
Total Assets	551,218,004

Liabilities:
Payable for securities purchased	69,454,698
Payable for Fund shares repurchased	6,201,789
Written options, at value (premiums received — $5,975,951)	3,179,780
Unrealized depreciation on forward foreign currency contracts	1,233,324
Investment management fee payable	228,357
OTC swaps, at value (premiums received — $73,725)	83,720
Accrued foreign capital gains tax	23,024
Payable for written options closed	15,285
Payable for open OTC swap contracts	14,731
Service and/or distribution fees payable	8,913
Directors’ fees payable	4,108
Accrued expenses	240,578
Total Liabilities	80,688,307
Total Net Assets	$470,529,697

Net Assets:
Par value (Note 7)	$53,762
Paid-in capital in excess of par value	640,879,223
Total distributable earnings (loss)	(170,403,288)
Total Net Assets	$470,529,697

See Notes to Financial Statements.

38	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

Net Assets:
Class A	$9,001,404
Class C	$5,474,499
Class FI	$9,872,981
Class R	$236,967
Class I	$220,174,747
Class IS	$225,769,099

Shares Outstanding:
Class A	1,031,244
Class C	631,137
Class FI	1,132,233
Class R	27,113
Class I	25,140,143
Class IS	25,800,387

Net Asset Value:
Class A (and redemption price)	$8.73
Class C*	$8.67
Class FI (and redemption price)	$8.72
Class R (and redemption price)	$8.74
Class I (and redemption price)	$8.76
Class IS (and redemption price)	$8.75
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%; 4.25% prior to August 15, 2022)	$9.07

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	39

Statement of operations (unaudited)

For the Six Months Ended November 30, 2022

Investment Income:
Interest from unaffiliated investments	$15,018,551
Interest from affiliated investments	18,098
Dividends from unaffiliated investments	11,458
Dividends from affiliated investments	142,036
Less: Foreign taxes withheld	(18,237)
Total Investment Income	15,171,906

Expenses:
Investment management fee (Note 2)	1,848,333
Transfer agent fees (Note 5)	210,772
Service and/or distribution fees (Notes 2 and 5)	62,674
Registration fees	52,197
Custody fees	49,451
Fund accounting fees	46,584
Audit and tax fees	33,110
Legal fees	14,392
Shareholder reports	13,458
Directors’ fees	9,514
Commodity pool reports	5,079
Commitment fees (Note 9)	3,178
Interest expense	2,420
Insurance	2,084
Miscellaneous expenses	7,444
Total Expenses	2,360,690
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(109,997)
Net Expenses	2,250,693
Net Investment Income	12,921,213

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(51,627,552)	†
Investment transactions in affiliated securities	(88,711)
Futures contracts	(32,093,219)
Written options	11,060,666
Swap contracts	(11,767,996)
Forward foreign currency contracts	(3,646,147)
Foreign currency transactions	(416,793)
Net Realized Loss	(88,579,752)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	19,381,239	‡
Investments in affiliated securities	65,921
Futures contracts	5,412,261
Written options	6,570,994
Swap contracts	9,655,178

See Notes to Financial Statements.

40	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

Forward foreign currency contracts	2,101,546
Foreign currencies	54,623
Change in Net Unrealized Appreciation (Depreciation)	43,241,762
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(45,337,990)
Decrease in Net Assets From Operations	$(32,416,777)

†	Net of foreign capital gains tax of $11,194.

‡	Net of change in accrued foreign capital gains tax of $12,151.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	41

Statements of changes in net assets

For the Six Months Ended November 30, 2022 (unaudited) and the Year Ended May 31, 2022	November 30	May 31

Operations:
Net investment income	$12,921,213	$29,501,904
Net realized loss	(88,579,752)	(10,530,257)
Change in net unrealized appreciation (depreciation)	43,241,762	(119,424,637)
Decrease in Net Assets From Operations	(32,416,777)	(100,452,990)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	—	(42,915,161)
Decrease in Net Assets From Distributions to Shareholders	—	(42,915,161)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	32,847,727	229,266,987
Reinvestment of distributions	—	39,876,895
Cost of shares repurchased	(355,918,226)	(352,346,210)
Decrease in Net Assets From Fund Share Transactions	(323,070,499)	(83,202,328)
Decrease in Net Assets	(355,487,276)	(226,570,479)

Net Assets:
Beginning of period	826,016,973	1,052,587,452
End of period	$470,529,697	$826,016,973

See Notes to Financial Statements.

42	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.18	$10.65	$10.00	$10.28	$10.36	$10.59

Income (loss) from operations:
Net investment income	0.18	0.27	0.20	0.35	0.38	0.31
Net realized and unrealized gain (loss)	(0.63)	(1.33)	0.52	(0.25)	(0.08)	(0.16)
Total income (loss) from operations	(0.45)	(1.06)	0.72	0.10	0.30	0.15

Less distributions from:
Net investment income	—	(0.22)	(0.07)	(0.22)	(0.30)	(0.38)
Net realized gains	—	(0.19)	—	(0.02)	—	—
Return of capital	—	—	—	(0.14)	(0.08)	—
Total distributions	—	(0.41)	(0.07)	(0.38)	(0.38)	(0.38)

Net asset value, end of period	$8.73	$9.18	$10.65	$10.00	$10.28	$10.36
Total return[3]	(4.90)%	(10.28)%	7.11%	0.98%[4]	3.05%	1.34%

Net assets, end of period (000s)	$9,001	$9,584	$14,641	$11,965	$13,086	$27,536

Ratios to average net assets:
Gross expenses	1.15%[5]	1.08%	1.10%[6]	1.37%[6]	1.50%[6]	1.31%[6]
Net expenses[7,8]	1.07 [5]	1.07	1.10 [6]	1.10 [6]	1.10 [6]	1.10 [6]
Net investment income	3.97 [5]	2.65	1.93	3.38	3.70	2.92

Portfolio turnover rate	36%	64%[9]	63%[9]	63%[9]	49%[9]	49%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2022 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.88% for the year ended May 31, 2020.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.07%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 21, 2021, the expense limitation was 1.10%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 64%, 67%, 72%, 51% and 67% for the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	43

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.15	$10.62	$10.00	$10.28	$10.35	$10.59

Income (loss) from operations:
Net investment income	0.14	0.20	0.13	0.27	0.31	0.26
Net realized and unrealized gain (loss)	(0.62)	(1.34)	0.51	(0.24)	(0.07)	(0.19)
Total income (loss) from operations	(0.48)	(1.14)	0.64	0.03	0.24	0.07

Less distributions from:
Net investment income	—	(0.14)	(0.02)	(0.18)	(0.24)	(0.31)
Net realized gains	—	(0.19)	—	(0.02)	—	—
Return of capital	—	—	—	(0.11)	(0.07)	—
Total distributions	—	(0.33)	(0.02)	(0.31)	(0.31)	(0.31)

Net asset value, end of period	$8.67	$9.15	$10.62	$10.00	$10.28	$10.35
Total return[3]	(5.25)%	(10.98)%	6.45%	0.30%[4]	2.36%	0.59%

Net assets, end of period (000s)	$5,474	$8,978	$13,227	$13,319	$11,858	$16,966

Ratios to average net assets:
Gross expenses	1.83%[5]	1.77%	1.78%[6]	1.81%[6]	1.81%[6]	1.84%[6]
Net expenses[7,8]	1.80 [5]	1.77	1.78 [6]	1.80 [6]	1.80 [6]	1.76 [6]
Net investment income	3.17 [5]	1.94	1.26	2.65	3.01	2.41

Portfolio turnover rate	36%	64%[9]	63%[9]	63%[9]	49%[9]	49%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2022 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 64%, 67%, 72%, 51% and 67% for the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

44	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class FI Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.17	$10.64	$9.99	$10.27	$10.35	$10.58

Income (loss) from operations:
Net investment income	0.17	0.27	0.21	0.35	0.38	0.33
Net realized and unrealized gain (loss)	(0.62)	(1.33)	0.51	(0.24)	(0.08)	(0.18)
Total income (loss) from operations	(0.45)	(1.06)	0.72	0.11	0.30	0.15

Less distributions from:
Net investment income	—	(0.22)	(0.07)	(0.23)	(0.30)	(0.38)
Net realized gains	—	(0.19)	—	(0.02)	—	—
Return of capital	—	—	—	(0.14)	(0.08)	—
Total distributions	—	(0.41)	(0.07)	(0.39)	(0.38)	(0.38)

Net asset value, end of period	$8.72	$9.17	$10.64	$9.99	$10.27	$10.35
Total return[3]	(4.91)%	(10.28)%	7.18%	0.93%[4]	3.10%	1.39%

Net assets, end of period (000s)	$9,873	$11,518	$16,871	$34,171	$52,650	$90,923

Ratios to average net assets:
Gross expenses	1.11%[5]	1.05%	1.07%[6]	1.11%[6]	1.11%[6]	1.12%[6]
Net expenses[7,8]	1.07 [5]	1.05	1.07 [6]	1.10 [6]	1.10 [6]	1.05 [6]
Net investment income	3.94 [5]	2.66	1.99	3.42	3.70	3.10

Portfolio turnover rate	36%	64%[9]	63%[9]	63%[9]	49%[9]	49%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.83% for the year ended May 31, 2020.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 64%, 67%, 72%, 51% and 67% for the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	45

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class R Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.20	$10.65	$10.01	$10.28	$10.36	$10.59

Income (loss) from operations:
Net investment income	0.17	0.23	0.20	0.32	0.36	0.31
Net realized and unrealized gain (loss)	(0.63)	(1.32)	0.50	(0.23)	(0.09)	(0.19)
Total income (loss) from operations	(0.46)	(1.09)	0.70	0.09	0.27	0.12

Less distributions from:
Net investment income	—	(0.17)	(0.06)	(0.21)	(0.28)	(0.35)
Net realized gains	—	(0.19)	—	(0.02)	—	—
Return of capital	—	—	—	(0.13)	(0.07)	—
Total distributions	—	(0.36)	(0.06)	(0.36)	(0.35)	(0.35)

Net asset value, end of period	$8.74	$9.20	$10.65	$10.01	$10.28	$10.36
Total return[3]	(5.00)%	(10.57)%	7.05%	0.74%[4]	2.80%	1.11%

Net assets, end of period (000s)	$237	$78	$477	$487	$457	$356

Ratios to average net assets:
Gross expenses	1.49%[5]	1.35%[6]	1.44%	1.51%[6]	1.37%[6]	1.40%[6]
Net expenses[7,8]	1.35 [5]	1.35 [6]	1.35	1.35 [6]	1.35 [6]	1.34 [6]
Net investment income	4.02 [5]	2.21	1.94	3.14	3.50	2.87

Portfolio turnover rate	36%	64%[9]	63%[9]	63%[9]	49%[9]	49%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 64%, 67%, 72%, 51% and 67% for the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

46	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.19	$10.67	$10.00	$10.28	$10.36	$10.59

Income (loss) from operations:
Net investment income	0.18	0.30	0.25	0.38	0.41	0.37
Net realized and unrealized gain (loss)	(0.61)	(1.34)	0.51	(0.24)	(0.08)	(0.18)
Total income (loss) from operations	(0.43)	(1.04)	0.76	0.14	0.33	0.19

Less distributions from:
Net investment income	—	(0.25)	(0.09)	(0.25)	(0.32)	(0.42)
Net realized gains	—	(0.19)	—	(0.02)	—	—
Return of capital	—	—	—	(0.15)	(0.09)	—
Total distributions	—	(0.44)	(0.09)	(0.42)	(0.41)	(0.42)

Net asset value, end of period	$8.76	$9.19	$10.67	$10.00	$10.28	$10.36
Total return[3]	(4.68)%	(10.06)%	7.61%	1.26%[4]	3.43%	1.70%

Net assets, end of period (millions)	$220	$530	$719	$1,018	$1,132	$1,321

Ratios to average net assets:
Gross expenses	0.78%[5]	0.74%	0.74%[6]	0.76%[6]	0.76%[6]	0.83%[6]
Net expenses[7,8]	0.75 [5]	0.74	0.73 [6]	0.75 [6]	0.75 [6]	0.75 [6]
Net investment income	4.10 [5]	2.96	2.34	3.74	4.06	3.44

Portfolio turnover rate	36%	64%[9]	63%[9]	63%[9]	49%[9]	49%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 64%, 67%, 72%, 51% and 67% for the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	47

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2022[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.18	$10.66	$9.99	$10.26	$10.34	$10.57

Income (loss) from operations:
Net investment income	0.19	0.31	0.25	0.39	0.43	0.38
Net realized and unrealized gain (loss)	(0.62)	(1.34)	0.52	(0.23)	(0.09)	(0.18)
Total income (loss) from operations	(0.43)	(1.03)	0.77	0.16	0.34	0.20

Less distributions from:
Net investment income	—	(0.26)	(0.10)	(0.25)	(0.33)	(0.43)
Net realized gains	—	(0.19)	—	(0.02)	—	—
Return of capital	—	—	—	(0.16)	(0.09)	—
Total distributions	—	(0.45)	(0.10)	(0.43)	(0.42)	(0.43)

Net asset value, end of period	$8.75	$9.18	$10.66	$9.99	$10.26	$10.34
Total return[3]	(4.68)%	(9.99)%	7.69%	1.44%[4]	3.52%	1.79%

Net assets, end of period (millions)	$226	$266	$287	$202	$206	$160

Ratios to average net assets:
Gross expenses	0.69%[5]	0.65%	0.66%	0.66%[6]	0.66%[6]	0.72%[6]
Net expenses[7,8]	0.65 [5]	0.65	0.65	0.65 [6]	0.65 [6]	0.65 [6]
Net investment income	4.37 [5]	3.08	2.42	3.82	4.21	3.54

Portfolio turnover rate	36%	64%[9]	63%[9]	63%[9]	49%[9]	49%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 64%, 67%, 72%, 51% and 67% for the years ended May 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

48	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

50	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$59,092,942	$660,951	$59,753,893
Other Corporate Bonds & Notes	—	124,034,906	—	124,034,906
Collateralized Mortgage Obligations	—	65,603,388	—	65,603,388
U.S. Government & Agency Obligations	—	65,448,322	—	65,448,322
Sovereign Bonds	—	64,166,466	—	64,166,466
Mortgage-Backed Securities	—	48,620,075	—	48,620,075
Asset-Backed Securities	—	46,677,060	—	46,677,060
Municipal Bonds	—	4,081,502	—	4,081,502
Purchased Options:
Exchange-Traded Purchased Options	$1,456,296	—	—	1,456,296
OTC Purchased Options	—	66,934	—	66,934
Senior Loans	—	1,496,704	—	1,496,704
Investments in Underlying Funds	392,688	—	—	392,688
Total Long-Term Investments	1,848,984	479,288,299	660,951	481,798,234
Short-Term Investments†	16,993,040	—	—	16,993,040
Total Investments	$18,842,024	$479,288,299	$660,951	$498,791,274

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Notes to financial statements (unaudited) (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$2,804,581	—	—	$2,804,581
Forward Foreign Currency Contracts††	—	$2,191,899	—	2,191,899
Centrally Cleared Interest Rate Swaps††	—	15,012,774	—	15,012,774
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	23,523	—	23,523
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	92,093	—	92,093
Total Other Financial Instruments	$2,804,581	$17,320,289	—	$20,124,870
Total	$21,646,605	$496,608,588	$660,951	$518,916,144

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$3,137,425	—	—	$3,137,425
OTC Written Options	—	$42,355	—	42,355
Futures Contracts††	13,671,741	—	—	13,671,741
Forward Foreign Currency Contracts††	—	1,233,324	—	1,233,324
Centrally Cleared Interest Rate Swaps††	—	9,994,257	—	9,994,257
OTC Credit Default Swaps on Corporate Issues — Buy Protection‡	—	83,720	—	83,720
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	1,649,642	—	1,649,642
Total	$16,809,166	$13,003,298	—	$29,812,464

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the

52	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

54	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2022, the total notional value of all credit default swaps to sell protection was EUR 7,380,000 and $7,109,000. These amounts would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended November 30, 2022, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

56	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(h) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the

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Notes to financial statements (unaudited) (cont’d)

borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(j) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(k) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(l) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

58	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

(m) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(n) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(o) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(p) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(q) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(r) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i)

60	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of November 30, 2022, the Fund held OTC written options, forward foreign currency contracts and OTC credit default swaps with credit related contingent features which had a liability position of $1,359,399. If a contingent feature in the master agreements would

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of November 30, 2022, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $150,000 which could be used to reduce the required payment.

At November 30, 2022, the Fund held non-cash collateral from JPMorgan Chase & Co. in the amount of $747,908. This amount could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(s) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(t) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(u) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(v) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(w) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2022, no provision for income tax is

62	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of November 30, 2022, there were $23,024 of capital gains tax liabilities accrued on unrealized gains.

(x) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets. For their services, LMPFA pays Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London monthly all of the management fee that it receives from the Fund. The Fund does not pay any additional advisory or other fees for advisory services provided by Western Asset, Western Asset Singapore, Western Asset Japan or Western Asset London.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.07%, 1.80%, 1.10%, 1.35%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	63

Notes to financial statements (unaudited) (cont’d)

recapture provision discussed below.

During the six months ended November 30, 2022, fees waived and/or expenses reimbursed amounted to $109,997, which included an affiliated money market fund waiver of $4,471.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at November 30, 2022, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I	Class IS
Expires May 31, 2023	—	—	—	$348	—	$6,365
Expires May 31, 2024	$923	—	—	—	—	5,563
Expires May 31, 2025	3,907	$1,186	$1,700	87	$54,622	44,024
Total fee waivers/expense reimbursements subject to recapture	$4,830	$1,186	$1,700	$435	$54,622	$55,952

For the six months ended November 30, 2022, LMPFA did not recapture any fees.

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 3.75% (4.25% prior to August 15, 2022) for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 ($1,000,000 prior to August 15, 2022) in the aggregate. These purchases do not incur an initial sales charge.

64	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

For the six months ended November 30, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$549	—
CDSCs	—	$27

All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended November 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$57,091,070	$154,760,943
Sales	219,887,138	279,255,166

At November 30, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$581,266,497	$3,395,064	$(85,870,287)	$(82,475,223)
Written options	(5,975,951)	3,296,740	(500,569)	2,796,171
Futures contracts	—	2,804,581	(13,671,741)	(10,867,160)
Forward foreign currency contracts	—	2,191,899	(1,233,324)	958,575
Swap contracts	(1,745,510)	15,104,867	(11,667,917)	3,436,950

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	65

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2022.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$1,456,296	—	$66,934	$1,523,230
Futures contracts[3]	2,804,581	—	—	2,804,581
Forward foreign currency contracts	—	$2,191,899	—	2,191,899
OTC swap contracts[4]	—	—	23,523	23,523
Centrally cleared swap contracts[5]	15,012,774	—	92,093	15,104,867
Total	$19,273,651	$2,191,899	$182,550	$21,648,100

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$3,137,425	—	$42,355	$3,179,780
Futures contracts[3]	13,671,741	—	—	13,671,741
Forward foreign currency contracts	—	$1,233,324	—	1,233,324
OTC swap contracts[4]	—	—	83,720	83,720
Centrally cleared swap contracts[5]	9,994,257	—	1,649,642	11,643,899
Total	$26,803,423	$1,233,324	$1,775,717	$29,812,464

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

66	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2022. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(6,955,955)	$(442,623)	$(265,508)	$(7,664,086)
Futures contracts	(32,093,219)	—	—	(32,093,219)
Written options	10,697,375	100,381	262,910	11,060,666
Swap contracts	(13,499,418)	—	1,731,422	(11,767,996)
Forward foreign currency contracts	—	(3,646,147)	—	(3,646,147)
Total	$(41,851,217)	$(3,988,389)	$1,728,824	$(44,110,782)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(1,353,469)	$54,441	$5,324	$(1,293,704)
Futures contracts	5,412,261	—	—	5,412,261
Written options	6,804,338	(64,345)	(168,999)	6,570,994
Swap contracts	12,885,724	—	(3,230,546)	9,655,178
Forward foreign currency contracts	—	2,101,546	—	2,101,546
Total	$23,748,854	$2,091,642	$(3,394,221)	$22,446,275

[1]

The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the six months ended November 30, 2022, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$2,491,853
Written options	8,860,690
Futures contracts (to buy)	1,088,755,546
Futures contracts (to sell)	502,932,619
Forward foreign currency contracts (to buy)	60,968,017
Forward foreign currency contracts (to sell)	67,260,634

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	67

Notes to financial statements (unaudited) (cont’d)

Average Notional Balance
Interest rate swap contracts	$716,386,138
Credit default swap contracts (buy protection)	108,150,259
Credit default swap contracts (sell protection)	10,592,659

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of November 30, 2022.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	—	$(895,675)	$(895,675)	—	$(895,675)
BNP Paribas SA	$23,523	(83,720)	(60,197)	$83,720	23,523
Citibank N.A.	—	(15,339)	(15,339)	—	(15,339)
Goldman Sachs Group Inc.	218,359	(105,546)	112,813	—	112,813
JPMorgan Chase & Co.	1,078,286	(103,085)	975,201	(747,908)	227,293
Morgan Stanley & Co. Inc.	962,188	(156,034)	806,154	50,000	856,154
Total	$2,282,356	$(1,359,399)	$922,957	$(614,188)	$308,769

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

68	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

For the six months ended November 30, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$11,700	$10,329
Class C	37,296	5,524
Class FI	13,366	9,241
Class R	312	185
Class I	—	180,421
Class IS	—	5,072
Total	$62,674	$210,772

For the six months ended November 30, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$3,987
Class C	1,244
Class FI	1,788
Class R	89
Class I	56,826
Class IS	46,063
Total	$109,997

6. Distributions to shareholders by class

	Six Months Ended November 30, 2022	Year Ended May 31, 2022
Net Investment Income:
Class A	—	$334,277
Class A2†	—	—
Class C	—	165,909
Class FI	—	349,734
Class R	—	3,157
Class I	—	16,013,425
Class IS	—	7,733,704
Total	—	$24,600,206

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	69

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended November 30, 2022	Year Ended May 31, 2022

Net Realized Gains:
Class A	—	$294,335
Class A2†	—	—
Class C	—	223,045
Class FI	—	299,398
Class R	—	3,723
Class I	—	11,886,572
Class IS	—	5,607,882
Total	—	$18,314,955

†	On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

7. Capital shares

At November 30, 2022, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2022		Year Ended May 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	285,913	$2,509,415	465,908	$4,883,918
Shares issued on reinvestment	—	—	58,669	595,292
Shares repurchased	(299,171)	(2,622,552)	(854,431)	(8,237,091)
Net decrease	(13,258)	$(113,137)	(329,854)	$(2,757,881)

Class A2†
Shares sold	—	—	152	$968
Shares issued on reinvestment	—	—	—	—
Shares repurchased	—	—	(122,919)	(1,315,228)
Net decrease	—	—	(122,767)	$(1,314,260)

Class C
Shares sold	6,932	$61,122	90,605	$938,543
Shares issued on reinvestment	—	—	38,313	388,463
Shares repurchased	(357,011)	(3,107,816)	(393,355)	(3,898,779)
Net decrease	(350,079)	$(3,046,694)	(264,437)	$(2,571,773)

Class FI
Shares sold	30,109	$264,266	169,366	$1,755,271
Shares issued on reinvestment	—	—	63,807	646,404
Shares repurchased	(154,523)	(1,343,079)	(562,022)	(5,393,181)
Net decrease	(124,414)	$(1,078,813)	(328,849)	$(2,991,506)

70	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

	Six Months Ended November 30, 2022				Year Ended May 31, 2022
	Shares		Amount		Shares	Amount
Class R
Shares sold	18,651		$161,061		39,873	$416,428
Shares issued on reinvestment	—		—		671	6,880
Shares repurchased	(0)	*	(0)	‡	(76,822)	(804,975)
Net increase (decrease)	18,651		$161,061		(36,278)	$(381,667)

Class I
Shares sold	2,246,195		$20,020,096		10,818,285	$110,414,916
Shares issued on reinvestment	—		—		2,671,702	27,143,907
Shares repurchased	(34,782,662)		(311,174,447)		(23,185,738)	(234,217,595)
Net decrease	(32,536,467)		$(291,154,351)		(9,695,751)	$(96,658,772)

Class IS
Shares sold	1,126,090		$9,831,767		10,623,164	$110,856,943
Shares issued on reinvestment	—		—		1,092,537	11,095,949
Shares repurchased	(4,289,290)		(37,670,332)		(9,704,219)	(98,479,361)
Net increase (decrease)	(3,163,200)		$(27,838,565)		2,011,482	$23,473,531

†

On June 24, 2021, the Fund converted 122,673 Class A2 shares into 122,559 Class A shares, valued at $1,312,602. These amounts are reflected in the Class A shares sold and Class A2 shares repurchased, respectively.

*	Less than 1 share.

‡	Amount represents less than $1.

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	71

Notes to financial statements (unaudited) (cont’d)

or some portion of the six months ended November 30, 2022. The following transactions were effected in such companies for the six months ended November 30, 2022.

	Affiliate Value at May 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Benefit Street Partners CLO Ltd., 2014-IVA CRRR	$1,384,079	—	—	$1,361,289	1,450,000
Western Asset Premier Institutional Government Reserves, Premium Shares	936,636	$188,265,049	188,265,049	172,208,645	172,208,645
	$2,320,715	$188,265,049		$173,569,934

(cont’d)	Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2022
Benefit Street Partners CLO Ltd., 2014-IVA CRRR	$(88,711)	$18,098	$65,921	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	142,036	—	$16,993,040
	$(88,711)	$160,134	$65,921	$16,993,040

9. Redemption facility

The Fund and certain other participating funds within the Corporation, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended November 30, 2022.

72	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

10. Deferred capital losses

As of May 31, 2022, the Fund had deferred capital losses of $18,812,843, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

*  *  *

Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report	73

Notes to financial statements (unaudited) (cont’d)

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. At November 30, 2022, the Fund had 1.51% of its net assets invested in securities with significant economic risk or exposure to Russia.

74	Western Asset Total Return Unconstrained Fund 2022 Semi-Annual Report

Western Asset

Total Return Unconstrained Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Total Return Unconstrained Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Total Return Unconstrained Fund

Legg Mason Funds

100 International Drive

Baltimore, MD 21202

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Total Return Unconstrained Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX012827 1/23 SR22-4563

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit  99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 27, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 27, 2023